       As filed with the Securities and Exchange Commission on November 10, 2008

                                            1933 Act Registration No. 333-146507

                                             1940 Act Registration No. 811-08557

                                                              CIK No. 0001048607
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 1

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 96

             Lincoln Life Flexible Premium Variable Life Account M
                           (Exact Name of Registrant)

                            Lincoln AssetEdgeSM VUL

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                            Ft. Wayne, Indiana 46802
                    (Name and Address of Agent for Service)

                                    Copy To:
                                John L. Reizian
                  The Lincoln National Life Insurance Company
                               350 Church Street
                               Hartford, CT 06103

            Approximate Date of Proposed Public Offering: Continuous

                     Title of Securities being registered:
  Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration
                 Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending
December 31, 2007 was filed March 27, 2008.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/ / on May 1, 2008 pursuant to paragraph (b)
/x / 60 days after filing pursuant to paragraph (a)(1)
/ / on __________________ pursuant to paragraph (a)(1) of Rule 485.
/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

The Prospectus and Statement of Additional Information for Post-Effective Amendment No. 1 are incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 filed on August 29, 2008 (File No. 333-146507).

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY:
              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

                       SUPPLEMENT DATED NOVEMBER 10, 2008
            TO THE PRODUCT PROSPECTUSES DATED SEPTEMBER 3, 2008 FOR:

                            LINCOLN ASSETEDGE(SM) VUL

This Supplement outlines certain changes to the prospectus for Lincoln AssetEdge(SM) VUL that will be applicable to policies issued on or after ____________ 2008, subject to state availability. These changes are:

     -    the calculation of the death benefit payable under Death Benefit
          Option 2;

     - the calculation of the Specified Amount after a change from Death Benefit Option 2 to Death Benefit Option 1; and

     - the addition of a new optional rider available for purchase at the time the policy is issued.

Please refer to the September 3, 2008 prospectus for a discussion of all other provisions of your policy that are not discussed in this supplement. This supplement is for informational purposes and requires no action on your part.

DEATH BENEFIT PAYABLE UNDER OPTION 2

Under Death Benefit Option 2, the death benefit is the greater of:

     a. the sum of the Specified Amount plus the Net Accumulation Value as of the date of the insured's death, less any Partial Surrenders after the date of death; or

     b. the Specified Amount as of the date of the insured's death, multiplied by the Death Benefit Option 2 Factor of 115%, less any Partial Surrenders after the date of death.

SPECIFIED AMOUNT AFTER A CHANGE FROM OPTION 2 TO OPTION 1

After a change from Death Benefit Option 2 to Death Benefit Option 1, the specified amount will be increased by the greater of:

     a.   the Accumulation Value as of the effective date of change; or

     b. the Specified Amount as of the Monthly Anniversary Day on or next following the date we receive the request for a change, multiplied by 15%.

THE FOLLOWING INFORMATION IS ADDED TO TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES:

        CHARGE            WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
----------------------   -------------------------   ---------------------------
                                                       INDIVIDUALIZED BASED ON
                                                      WHETHER OPTIONAL RIDER(S)
OPTIONAL RIDER CHARGES                                       SELECTED.
----------------------   -------------------------   ---------------------------
Guaranteed Death         Monthly (for the first 20   Fee per $1,000 of initial
Benefit and Loan Rider   years from policy issue     specified amount or
                         date or increase in         increase in specified
                         Specified Amount))          amount

Maximum Charge                                       $0.30833 per $1000 of
                                                     specified amount.

Minimum Charge                                       $0.02917 per $1,000 of
                                                     specified amount

Charge for a                                         For a male, age 45,
Representative Insured                               standard non-tobacco, the
                                                     maximum charge is $0.08500
                                                     per $1,000 of initial
                                                     specified amount.

                                                     For a female, age 45,
                                                     standard non-tobacco, the
                                                     maximum charge is $0.05583
                                                     per thousand of initial
                                                     specified amount.

THE FOLLOWING IS ADDED TO THE SECTION HEADED "RIDER CHARGES:"

Guaranteed Death Benefit and Loan Rider. For the first 20 years from issue date or increase in specified amount, there is a monthly fee per $1,000 of initial specified amount or increase in specified amount.

THE FOLLOWING IS ADDED TO THE SECTION HEADED "RIDERS:"

GUARANTEED DEATH BENEFIT AND LOAN RIDER

You may elect to have your policy issued with the Guaranteed Death Benefit and Loan Rider. It may only be added to your policy at the time the policy is issued. For the first twenty policy years from issue date or increase in specified amount, there is an additional charge that varies with the insured's issue age, sex, premium class, and death benefit option. The charge is shown in the Policy Specifications. This rider may provide a Guaranteed Death Benefit and a Guaranteed Loan Provision. If you pay sufficient premiums so that the Alternate Policy Value, less Indebtedness, is greater than zero, the Guaranteed Death Benefit and Loan Rider will prevent your policy from lapsing. If the rider is in force, and you have paid sufficient premium to satisfy the Funding Level Requirement, as described below, the Guaranteed Loan Provision can allow you to use your policy as a source of income through policy loans and withdrawals while the policy is in force. Before exercising the Guaranteed Loan Provisions, it is recommended that you consult with a tax advisor to discuss any potential tax consequences.

If your primary purpose for buying a policy is guaranteed death benefit protection, the Guaranteed Death Benefit and Loan Rider may not meet your needs, because the Guaranteed Loan Provision will reduce the amount of guaranteed death benefit that would otherwise be payable upon the insured's death. If your primary purpose for buying a policy is guaranteed income, the policy will need a high level of funding to be eligible to exercise the Guaranteed Loan Provision.

ALTERNATE POLICY VALUE AND ALTERNATE POLICY VALUE SPECIFIED AMOUNT

Benefits provided by this rider vary depending on the amount and timing of premium you pay for your policy. Changes in your policy's Death Benefit Option can also affect benefits available under this rider. In addition, the investment performance of the Fixed Account and Sub-Accounts to which you choose to allocate your policy values may enhance the benefits provided by this rider.

Policy charges and fees can vary with the investment performance of the variable Sub-Accounts to which you allocate policy values. Because future investment performance cannot be predicted, we calculate an Alternate Policy Value and an Alternate Policy Value Specified Amount to determine the benefits to be provided by this rider using rates determined at the time your policy is issued.

To calculate the Alternate Policy Value, we use an assumed rate of credited interest called the Alternate Policy Value Credited Interest Rate in place of actual investment performance. In addition, we use a set of reference charges and fees called the Alternate Policy Value Monthly Deduction in place of actual policy charges and fees.

On each Monthly Anniversary Day, the Alternate Policy Value will be calculated as (1) plus (2), minus (3), plus (4), minus (5), minus (6), where:

     (1)  is the Alternate Policy Value on the preceding Monthly Anniversary
          Day;

     (2) is an amount equal to the sum of all premiums received since the preceding Monthly Anniversary Day;

     (3) is the amount of any partial surrenders (i.e. withdrawals) under the policy since the preceding Monthly Anniversary Day;

     (4)  is accumulated interest;

     (5) is the Alternate Policy Value Monthly Deduction for the Policy Month following the Monthly Anniversary Day; and

     (6) is the surrender charge, if any, as determined from the Table of Surrender Charges in the Policy Specifications for any decrease in Specified Amount on the Monthly Anniversary Day

On any day other than a Monthly Anniversary Day, the Alternate Policy Value will equal (1) plus (2), minus (3), plus (4).

The Alternate Policy Value Monthly Deduction for a Policy Month equals the Alternate Policy Value Cost of Insurance plus the monthly cost of any additional benefits provided by other riders.

The Alternate Policy Value will equal the greater of the Alternate Policy Value or the Accumulation Value as of the effective date of the change if:

     1. The policy's death benefit changes from Death Benefit Option 2 to Death Benefit Option 1 (refer to the prospectus section headed "Death Benefits" for more information), or

     2. Benefits are initiated under the Guaranteed Loan Provision, as described below.

The Alternate Policy Value Monthly Deduction rates and Alternate Policy Value Credited Interest Rate are fixed at the time you purchase your policy and are shown in the Policy Specifications.

The Alternate Policy Value Specified Amount at the time the policy is issued is equal to the policy's Initial Specified Amount. If the policy's Specified Amount decreases or increases, the Alternate Policy Value Specified Amount will decrease or increase by the same dollar amount. Upon a change from Death Benefit Option 2 to Death Benefit Option 1, the Alternate Policy Value Specified Amount as of the date of the change will be equal to the greatest of:

     1. the Alternate Policy Value Specified Amount immediately preceding the change, plus the Alternate Policy Value as of the effective date of the change;

     2. the Alternate Policy Value Specified Amount immediately preceding the change, plus the policy's Accumulation Value as of the effective date of the change; or

     3. the Alternate Policy Value Specified Amount immediately preceding the change, multiplied by the Death Benefit Option 2 Factor of 115%.

The Alternate Policy Value and Alternate Policy Value Specified Amount are reference values only and are not used in determining the actual policy values or policy charges. The Alternate Policy Value and Alternate Policy Value Specified Amount are used solely to determine the benefits provided under the Guaranteed Death Benefit and Loan Rider. Benefits are provided by this rider if the Alternative Policy Value, less Indebtedness, is greater than zero or becomes less than or equal to zero as a result of exercising the Guaranteed Loan Provision.

GUARANTEED DEATH BENEFIT

While this rider is in force and the Alternate Policy Value less Indebtedness is greater than zero or becomes less than or equal to zero as a result of exercising the Guaranteed Loan Provision, this rider will prevent the policy from lapsing. The policy's death benefit will be the greater of the Guaranteed Death Benefit provided by this rider or the death benefit proceeds provided by the Death Benefit Option in effect. If this rider is preventing the policy from lapsing, monthly deductions under the policy will continue and will be accumulated, however death benefit proceeds will not be reduced by the amount of any accumulated unpaid monthly deductions. If this rider is terminated, any accumulated unpaid monthly deductions must be paid to keep the policy in force.

The Guaranteed Death Benefit will be the greatest of the following, less
Indebtedness:

     1. The Guaranteed Death Benefit Factor multiplied by the lesser of the policy's current Specified Amount or the Initial Specified Amount;

     2. The Guaranteed Death Benefit Factor multiplied by the Alternate Policy Value, multiplied by the applicable percentage in the Corridor Percentages Table shown in the Policy Specifications;

     3. Indebtedness under the policy plus any Guaranteed Loan Amount available but not yet taken for that year, multiplied by the applicable percentage in the Corridor Percentages Table.

The factors and tables described above are included in the Policy
Specifications.

Your policy may also be issued with a No-Lapse Provision that can prevent the policy from lapsing as long as the No-Lapse Provision's cumulative premium requirements are met. Refer to the section headed "No-Lapse Provision" for more information. The following hypothetical example compares each of the no-lapse benefits when the premium or funding level required to receive benefits has been satisfied. The premium illustrated assumes that the insured is paying enough to provide for a Guaranteed Death Benefit and benefits under the Guaranteed Loan Provision of the Guaranteed Death Benefit and Loan Rider.

Insured: Male Preferred Non-tobacco, age 45
Specified Amount: $1,000,000.00
Death Benefit Option: 1 (Level)
Benefit Selection Option: Not Elected
Annual Premium Payment: $15,922.00 for 30 years
Guaranteed Loan Amount begins in year 31
Assumed Investment Return: 8.00% gross (7.24% net)

                                      NO-LAPSE PROVISION WITH     NO-LAPSE PROVISION WITH 20-YEAR      GUARANTEED DEATH BENEFIT AND
                                      10-YEAR NO-LAPSE PERIOD              NO-LAPSE PERIOD                      LOAN RIDER
                                      -----------------------   ----------------------------------   -------------------------------
Premium or Funding Level to receive   Lowest:                   Higher than 10-year premium, lower   Highest:
benefits                              $3,950.00 for 10 years    than Guaranteed Death Benefit and    $16,413.29 for 30 years
                                                                Loan
                                                                Rider:
                                                                $7,070.00 for 20 years

Duration of no-lapse protection if    10 years                  20 years                             Until surrender or death of the
requirements met                                                                                     Insured

Death benefit amount if no-lapse      Same as policy death      Same as policy death benefit         At any given point in time, it
protection is preventing lapse*       benefit                                                        varies as calculated under the
                                                                                                     rider's Guaranteed Death
                                                                                                     Benefit provision

* The death benefit payable assuming one or more of the no-lapse benefits are in effect will be the greater of the policy's death benefit or the Guaranteed Death Benefit under the Guaranteed Death Benefit and Loan Rider.

GUARANTEED LOAN PROVISION

Your Policy Specifications include a Guaranteed Loan Eligibility Date for your policy. On or after this date, you have the right to make a loan against the Guaranteed Death Benefit up to the Guaranteed Loan Amount described below if you meet the following conditions:

     1.   This rider is In Force,

     2.   The Alternative Policy Value, less Indebtedness, is greater than zero,

     3.   You satisfy the rider's Funding Level Requirement,

     4.   Death Benefit Option 1 is in effect.

The amount of the benefits provided by the Guaranteed Loan Provision are calculated based on the Funding Level and attained age of the insured on the date that the Guaranteed Loan Provision is exercised. Your policy's value as determined by the investment performance of the Fixed Account and Sub-Accounts to which you choose to allocate your policy values may enhance the Guaranteed Loan Amount.

The rider's Guaranteed Loan Provision uses factors to calculate the Guaranteed Loan Amount available based on your policy's Funding Level. These factors are based on the insured's attained age, sex, and premium class at the time benefits are initiated under the Guaranteed Loan Provision. The factors are shown in the tables of Guaranteed Loan Amount Factors in the Policy Specifications.

FUNDING LEVEL

The Funding Level Threshold Percentage is based on the insured's attained age, sex, and premium class, and is the amount of Alternate Policy Value per dollar of Alternate Policy Value Specified Amount needed to fund future payments of the Guaranteed Loan Amount. The Funding Level Requirement is satisfied if the Alternate Policy Value divided by the Alternate Policy Value Specified Amount exceeds or equals the appropriate value from the Table of Funding Level Threshold Percentages as shown in the Policy Specifications pages for this rider. The Specified Amount of your policy, the Death Benefit Option you choose and the timing of any change in your policy's Death Benefit Option will affect the amount of premium you must pay in order to meet the Funding Level Requirement.

You should request a customized policy illustration to determine whether the Guaranteed Loan Provision will provide any benefits for a given funding design. In addition, you and your financial advisor should obtain periodic in-force policy illustrations to ensure that the actual premiums paid and any policy changes will produce the Guaranteed Loan Amount payments you desire.

GUARANTEED LOAN AMOUNT

A Guaranteed Loan Amount is available once the Funding Level Requirement has been met. The actual Guaranteed Loan Amount depends on the Funding Level at the time the Guaranteed Loan Provision is exercised.

The Guaranteed Loan Amount is calculated as:

     1.   The Alternate Policy Value Specified Amount divided by 1000;
          multiplied by

     2.   The Guaranteed Loan Factor described below

We calculate the Guaranteed Loan Factor on the date you exercise the Guaranteed Loan Provision. The Guaranteed Loan Factor is calculated using the Funding Level, the Funding Level Threshold Percentage, the Guaranteed Death Benefit Factor, and the Guaranteed Loan Factors which are all shown in the Policy Specifications.

Once you exercise the Guaranteed Loan Provision, at any point in time when a Guaranteed Loan Amount is available, the policy's Net Accumulation Value will not be less than the Guaranteed Loan Amount.

You can elect to receive the maximum Guaranteed Loan Amount that is available, or a smaller amount. Choosing to receive less than the maximum Guaranteed Loan Amount will affect your ability to receive any Excess Income Amount that might be available, as described below. There is no catch-up provision if you choose to receive less than the maximum Guaranteed Loan Amount. The Guaranteed Loan Amount must be paid to the owner under an automatic payment plan we make available at the time you take a Guaranteed Loan. The payment plan you choose cannot be changed without the Company's consent.

EXCESS INCOME AMOUNT

This rider allows the policy owner to receive an Excess Income Amount under certain circumstances. The maximum Guaranteed Loan Amount must be elected in order to receive any Excess Income Amount that may become available. No Excess Income Amount will be available if you elect to receive less than the maximum Guaranteed Loan Amount. On each policy anniversary, an Excess Income Amount will be determined if the policy's Net Accumulation Value is greater than the present value of all future Guaranteed Loan Amounts. The Excess Income Amount will be a percentage of the difference of the Net Accumulation Value minus the present value of all future guaranteed loans. Once elected, any Excess Income Amount will be paid under the same automatic payment plan elected for the Guaranteed Loan Amount. The Excess Income Amount will vary from year to year and can be taken as policy loans or withdrawals.

Amounts received as Guaranteed Loan Amounts and Excess Income Amounts taken as loans are treated as Indebtedness, and reduce the policy's Net Accumulation Value and death benefit proceeds. Excess Income Amounts taken as withdrawals reduce the policy's Net Accumulation Value and may reduce death benefit proceeds.

TERMINATION OF GUARANTEED LOAN PROVISION

All benefits and payments under this rider's Guaranteed Loan Provision terminate automatically on the first of the following to occur:

     1.   This rider terminates for any reason;

     2. You request to terminate the elected automatic payment plan (excluding termination of the Excess Income Amount, if elected);

     3. You request an increase in the policy's Specified Amount on or after the date the Guaranteed Loan Provision is exercised; or

     4.   The insured reaches age 100.

TERMINATION OF RIDER

This rider and all of the benefits it provides will terminate upon the earliest of

     1.   Lapse or surrender of the policy;

     2.   Death of the insured;

     3.   Our receipt of your written request to terminate the rider; or

     4. A loan or withdrawal is made against the policy other than under this rider's Guaranteed Loan Provision.

BENEFIT SELECTION OPTION

When you apply for the policy, you may elect the Benefit Selection Option. With this option, you can select a balance between potentially greater Accumulation Value and the death benefit protection provided after Attained Age 100 by the Continuation of Coverage provision of you policy (refer to sections headed "Continuation of Coverage" and "Benefit Selection Option" for more information). Any Benefit Selection Option percentage elected under the policy will also impact the Guaranteed Death Benefit and Loan Rider as follows:

     1.   Will lower the charge for the rider;

     2. Will lower the Guaranteed Death Benefit Factor used to determine the Guaranteed Death Benefit and Guaranteed Loan Amount under this rider. This may result in a lower Guaranteed Death Benefit and a lower Guaranteed Loan Amount;

     3. Provide the potential for higher Excess Income Amount as compared to the Guaranteed Loan Amount, through potentially greater Accumulation Value.

The following example demonstrates hypothetical Guaranteed Loan Amounts, Excess Income Amounts, and Guaranteed Death Benefits when the Benefit Selection Option is not elected, elected at 50%, and elected at 100%. The example below assumes that your allocations to the Sub-accounts available under the policy return an amount equal to the Assumed Investment Return each year shown.

Insured: Male Preferred Non-tobacco, age 45
Specified Amount: $1,000,000
Death Benefit Option: 1 (Level)
Annual Premium Payment: $15,922 for 30 years
Guaranteed Loan Amount (GLA) begins in year 31
Assumed Investment Return: 8.00% gross (7.24% net)
Excess Income Amount (EIA) elected as withdrawals to cost basis, then loans

                                              0% BSO
---------------------------------------------------------------------------------------------------
          EIA                                               GUARANTEED     GUARANTEED DEATH BENEFIT
YEAR   WITHDRAWAL      GLA       EIA LOAN   TOTAL INCOME   DEATH BENEFIT       NET OF LOANS
 31        923.39   74,496.48          --     75,419.88     1,339,602.18       1,265,105.70
 36     14,195.11   74,496.48          --     88,691.60     1,596,102.52       1,114,228.76
 41     28,217.61   74,496.48          --    102,714.10     1,812,114.71         857,979.02
 46     40,900.05   74,496.48          --    115,396.53     1,965,194.00         463,577.29
 51            --   74,496.48   53,732.13    128,228.62     2,260,667.79          22,382.85
Charge: $38.33 per month for 20 years

                                             50% BSO
---------------------------------------------------------------------------------------------------
          EIA                                               GUARANTEED     GUARANTEED DEATH BENEFIT
YEAR   WITHDRAWAL      GLA       EIA LOAN   TOTAL INCOME   DEATH BENEFIT       NET OF LOANS
 31     33,424.27   49,802.72          --     83,226.99      867,490.66          817,687.94
 36     45,584.62   49,802.72          --     95,387.34      916,466.06          594,321.66
 41     31,662.93   49,802.72   27,612.14    109,077.79      937,405.10          271,929.90
 46            --   49,802.72   71,357.31    121,160.03    1,458,345.71           69,445.03
 51            --   49,802.72   83,591.67    133,394.40    2,312,126.85           22,892.35
Charge: $25.01 per month for 20 years

                                            100% BSO
---------------------------------------------------------------------------------------------------
          EIA                                               GUARANTEED     GUARANTEED DEATH BENEFIT
YEAR   WITHDRAWAL      GLA       EIA LOAN    TOTAL INCOME  DEATH BENEFIT       NET OF LOANS
 31     70,792.59   21,211.89           --     92,004.48      360,018.77        338,806.88
 36     81,637.74   21,211.89           --    102,849.62      328,232.88        191,025.68
 41            --   21,211.89    94,787.11    115,998.99      758,224.82         36,105.94
 46            --   21,211.89   105,615.20    126,827.09    1,561,578.67         74,360.89
 51            --   21,211.89   116,716.74    137,928.62    2,454,432.76         24,301.31
Charge: $11.67 per month for 20 years

                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY:
                 LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

                          SUPPLEMENT DATED NOVEMBER 10, 2008
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 3, 2008 FOR:

                               LINCOLN ASSETEDGE(SM) VUL

FINANCIAL STATEMENTS

The following information is an update to the December 31, 2007 financial statements of the Separate Account and the Company which appear in the Statement of Additional Information dated September 3, 2008.

Subsequent to December 31, 2007, our total stockholder's equity has declined, due primarily to declines in the market values of our available-for-sale securities caused primarily by the combination of reduced liquidity in all market segments, deterioration in credit fundamentals and widening spreads. The net assets of the Separate Account have also declined primarily due to the market conditions described above.

                           PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(2)


(2) N/A

(3) (a) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Advisors Corp.(5), and amendment dated August 1, 2001.(6)


     (b) Commission Schedule for Variable Life Policies.(3)

(4) (a) Policy LN698. (14)

     (b) Accelerated Benefits Rider - Policy Form ABR 5654(13) and ABR
5650.(12)

     (c) Change of Insured Rider - Policy Form LR496.(7)

     (d) Enhanced Surrender Value Rider - Policy Form LR541.(12)

     (e) Estate Tax Repeal Rider - Policy Form LR511.(8)

     (f) Overloan Protection Rider - Policy Form LR540.(10)

     (g) Waiver of Monthly Deduction Benefit Rider - Policy Form LR436 and LR437.(2)

(5) Application - Form LFF06399.(12)

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company.(1)

     (b) Bylaws of The Lincoln National Life Insurance Company.(11)

(7) Form of Reinsurance Contracts.(9)

(8) Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:

     (a) AllianceBernstein Variable Products Series Fund, Inc.(9)

     (b) American Century Investments Variable Portfolios, Inc.(9)

     (c) American Funds Insurance Series(9)

     (d) Delaware VIP Trust(9)

     (e) Fidelity Variable Insurance Products(9)

     (f) Franklin Templeton Variable Insurance Products Trust(9)

     (g) Lincoln Variable Insurance Products Trust(9)

     (h) MFS Variable Insurance Trust(9)

(9) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York.(4)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian, Esq.

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting
Firm.

(15) Not applicable.

(16) Not applicable.

(17) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii).(14)

____________________

     (1) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.

   (2) Incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.

     (3) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42479) filed on April 28, 1998.

     (4) Incorporated by reference to Registration Statement on Form N-4 (File 333-147673) filed on November 28, 2007.

     (5) Incorporated by reference to Post-Effective Amendment No. 1 on (File No. 333-82663) filed on April 13, 2000.

     (6) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-84360) filed on March 15, 2002.

     (7) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-82663) filed on April 12, 2001.

   (8) Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 333-54338) filed on September 14, 2001.

   (9) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (10) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-118478) filed on April 6, 2006.

     (11) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

     (12) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.

   (13) Incorporated by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 333-61554) filed on October 24, 2008.

     (14) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-146507) filed on August 29, 2008.

Item 27. Directors and Officers of the Depositor


Name                        Positions and Offices with Depositor
-------------------------   -------------------------------------------------------------
Michael J. Burns*****       Senior Vice President
Frederick J. Crawford**     Senior Vice President
Dennis R. Glass**           President and Director
Mark E. Konen*****          Senior Vice President and Director
See Yeng Quek****           Senior Vice President, Chief Investment Officer and Director
Keith J. Ryan*              Senior Vice President and Director
Dennis L. Schoff**          Senior Vice President and General Counsel
Michael S. Smith*           Senior Vice President and Chief Risk Officer
Rise C. M. Taylor*          Vice President and Treasurer
C. Suzanne Womack**         Secretary and Second Vice President

         * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

     ** Principal business address is 150 North Radnor Chester Road, Radnor, PA 19087

        *** Principal business address is 350 Church Street, Hartford, CT 06103

             **** Principal business address is 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

*****Principal business address is 100 North Greene Street, Greensboro, NC
27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (13)

Item 29. Indemnification

     (a) Brief description of indemnification provisions:

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

     (a) Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National
   Variable
     Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible
     Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life
     Account G; Lincoln Life Flexible Premium Variable Life Account JF-A;
     Lincoln
     Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity
     Account JF-I; Lincoln Life Variable Annuity Account JF-II; Lincoln Life Variable
     Annuity Account JL-A; Lincoln Life Flexible Premium Variable Life Account
     K;
     Lincoln National Variable Annuity Account L; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life
     Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and
     Lincoln National Variable Annuity Account 53.

     (b) Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                       Positions and Offices with Underwriter
------------------------   --------------------------------------------
David M. Kittredge*        Senior Vice President
Randall J. Freitag*        Vice President and Treasurer
Patrick J. Caulfield*      Vice President and Chief Compliance Officer
Frederick J. Crawford*     Director
Dennis R. Glass*           Director
Keith J. Ryan**            Vice President, Chief Financial Officer
Linda Woodward**           Secretary

   * Principal Business address is 150 N. Radnor Chester Road, Radnor, PA 19087

   ** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 31. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300
S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord,

New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                                 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has caused this Post-Effective Amendment No. 1 on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Greensboro and State of North Carolina on the 10th day of November , 2008.

                                         Lincoln Life Flexible Premium Variable
                                         Life Account M
                                         (Registrant)


                                         By /s/ Mark E. Konen
                                            ------------------------------------
                                            Mark E. Konen
                                            Senior Vice President and Director
                                            The Lincoln National Life Insurance
                                            Company


                                          The Lincoln National Life Insurance
                                          Company
                                          (Depositor)


                                         By /s/ Mark E. Konen
                                            ------------------------------------
                                            Mark E. Konen
                                            Senior Vice President and Director

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 on Form N-6 has been signed below on November 10, 2008, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

SIGNATURE                                   TITLE
----------                                  -----
/s/ Dennis R. Glass *                       President and Director
- -------------------------------------     (Principal Executive Officer)
Dennis R. Glass


/s/ Frederick J. Crawford *                 Senior Vice President, Chief Financial
- -------------------------------------     Officer and Director
Frederick J. Crawford                       (Principal Financial Officer)

/s/ Michael J. Burns                        Senior Vice President
- -------------------------------------
Michael J. Burns


/s/ Mark E. Konen                           Senior Vice President and Director
- -------------------------------------
Mark E. Konen


/s/ See Yeng Quek *                         Senior Vice President, Chief Investment
- -------------------------------------     Officer and Director
See Yeng Quek

/s/ Keith J. Ryan                           Vice President and Director
- -------------------------------------
Keith J. Ryan


* By /s/ John L. Reizian
     --------------------------------
     John L. Reizian

                           POWER OF ATTORNEY

We, the undersigned directors and/or officers of The Lincoln National Life Insurance Company, hereby constitute and appoint Kelly D. Clevenger, Christine S. Frederick, Robert L. Grubka, Brian A. Kroll, Lawrence A. Samplatsky, John Reizian and Frederick C. Tedeschi, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all amendments to Registration Statements; including exhibits, or other documents filed on Forms S-6, N-6, N-3, or N-4 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts , hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such amendments to said Registration Statements as follows:

VARIABLE LIFE INSURANCE SEPARATE ACCOUNTS:
Lincoln Life Flexible Premium Variable Life Account D: 033-00417
Lincoln Life Flexible Premium Variable Life Account F: 033-14692; 333-40745 Lincoln Life Flexible Premium Variable Life Account G: 033-22740
Lincoln Life Flexible Premium Variable Life Account J: 033-06434; 033-76434 Lincoln Life Flexible Premium Variable Life Account K: 033-76432
Lincoln Life Flexible Premium Variable Life Account M: 333-42479; 333-54338; 333-84370; 333-84360; 333-111137; 333-111128; 333-118478; 333-118477;
333-63940; 333-82663; 333-139960; 333-145090; 333-146507
Lincoln Life Flexible Premium Variable Life Account R: 333-33782; 333-90432; 333-115882; 333-125792; 333-125991; 333-43107; 333-145235; 333-145239
Lincoln Life Flexible Premium Variable Life Account S: 333-72875; 333-104719; 333-125790
Lincoln Life Flexible Premium Variable Life Account Y: 333-118482; 333-118481; 333-115883; 333-81882; 333-81884; 333-81890; 333-90438
Lincoln Life Flexible Premium Variable Life Account JF-A: 333-144268; 333-144269; 333-144271; 333-144272; 333-144273; 333-144274; 333-144275
Lincoln Life Flexible Premium Variable Life Account JF-C: 333-144264;
333-144270

VARIABLE ANNUITY SEPARATE ACCOUNTS:
Lincoln National Variable Annuity Fund A: 002-26342; 002-25618
Lincoln National Variable Annuity Account C: 033-25990; 333-50817; 333-68842; 333-112927
Lincoln National Variable Annuity Account E: 033-26032
Lincoln National Variable Annuity Account H: 033-27783; 333-18419; 333-35780; 333-35784; 333-61592; 333-63505; 333-135219
Lincoln National Variable Annuity Account L: 333-04999
Lincoln Life Variable Annuity Account N: 333-40937; 333-36316; 333-36304; 333-61554; 333-119165; 333-135039; 333-138190; 333-149434
Lincoln Life Variable Annuity Account Q: 333-43373
Lincoln Life Variable Annuity Account T: 333-32402; 333-73532
Lincoln Life Variable Annuity Account W: 333-52572; 333-52568; 333-64208 Lincoln Life Variable Annuity Account JL-A: 333-141888
Lincoln Life Variable Annuity Account JF-I: 333-144276; 333-144277
Lincoln Life Variable Annuity Account JF-II: 333-144278

The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

SIGNATURE                            TITLE
---------                            -----
/s/ Dennis R. Glass
______________________________       President and Director
Dennis R. Glass                      (Principal Executive Officer)

/s/ Frederick J. Crawford
______________________________       Senior Vice President, Chief Financial Officer and
Frederick J. Crawford                Director (Principal Financial Officer)

/s/ Michael J.Burns
______________________________       Senior Vice President
Michael J. Burns

/s/ Mark E. Konen
______________________________       Senior Vice President and Director
Mark E. Konen

/s/ See Yeng Quek
______________________________       Senior Vice President, Chief Investment Officer and
See Yeng Quek                        Director

/s/ Keith J. Ryan
______________________________       Vice President and Director
Keith J. Ryan